Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 15,014	¥ 12,353
Including: Investments whose fair values were not evaluated for impairment	¥ 11,856	¥ 10,381